Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(in thousands of USD)	December 31, 2023	December 31, 2022
Bank deposits	182,500	—
Cash at bank and in hand	246,870	179,929
Total	429,370	179,929